Schedule of investments
Delaware Ivy Municipal High Income Fund
June 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.84%
Education Revenue Bonds — 15.17%
Arlington Higher Education Finance Revenue
(Newman International Academy)
Series A 4.00% 8/15/31	200,000	$ 181,548
Series A 5.00% 8/15/41	600,000	537,288
California Educational Facilities Authority Revenue
(Stanford University) Series V-1 5.00% 5/1/49	9,000,000	10,689,300
California Municipal Finance Authority Revenue
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	510,000	474,688
California School Finance Authority Revenue
(Aspire Public School) 144A 5.00% 8/1/41 #	1,375,000	1,380,197
(Rocketship Public Schools - Obligated Group)
Series G 144A 5.00% 6/1/47 #	675,000	621,122
Series G 144A 5.00% 6/1/53 #	675,000	605,725
Capital Trust Agency, Florida Revenue
(Lutz Preparatory School Project) Series A 4.00% 6/1/41	330,000	311,239
Chester Economic Development Authority Lease Revenue
(Chester Community Charter School Project) Series A 144A 5.625% 8/15/48 #	12,000,000	11,433,960
Florida Development Finance Corporation Educational Facilities Revenue
(Renaissance Charter School project)
Series A 144A 6.00% 6/15/35 #	2,000,000	2,016,640
Series A 144A 6.125% 6/15/44 #	5,300,000	5,352,152
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Michigan Finance Authority Limited Obligation Revenue
(Hanley International Academy Project) 5.00% 9/1/40	1,115,000	$ 1,015,397
(Old Redford Academy Project)
Series A 5.90% 12/1/30	1,690,000	1,651,333
Series A 6.50% 12/1/40	3,000,000	2,888,010
Michigan Public Educational Facilities Authority Revenue
(Old Redford Project) Series A 5.875% 12/1/30	1,720,000	1,678,135
Nevada State Department of Business & Industry Revenue
(Somerset Academy) Series A 144A 5.00% 12/15/48 #	500,000	447,585
Philadelphia Authority for Industrial Development Revenue
(Mast Community Charter School II Project) 5.00% 8/1/50	375,000	363,409
Pima County, Arizona Industrial Development Authority Revenue
(Noah Webster Schools -Pima Project) Series A 7.00% 12/15/43	1,500,000	1,515,030
Public Finance Authority Education Revenue
(Cornerstone Charter Academy Project) Series A 144A 5.125% 2/1/46 #	3,000,000	2,771,580
(Triad Educational Services) Series A 144A 5.50% 6/15/45 #	6,000,000	6,021,480
(Wittenberg University Project) 144A 5.25% 12/1/39 #	5,000,000	4,284,600
University of Texas System Board of Regents Revenue
Series B 5.00% 8/15/49	7,320,000	8,703,041
NQ- IV056 [0623] 0823 (3049924)    1

Schedule of investments
Delaware Ivy Municipal High Income Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of Virginia Revenue
(Green Bond) Series 2 3.57% 4/1/45	10,000,000	$ 9,095,100
		74,038,559
Electric Revenue Bonds — 2.07%
Development Authority of Burke County Pollution Control Revenue
(Oglethrope Power Corporation Vogtle Project) Series A 1.50% 1/1/40 •	700,000	661,668
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/38	135,000	141,543
Series A 5.00% 10/1/43	1,450,000	1,495,327
Puerto Rico Electric Power Authority Revenue
Series TT 5.00% 7/1/23 ‡	2,785,000	1,044,375
Series TT 5.00% 7/1/37 ‡	3,730,000	1,408,075
Series WW 5.00% 7/1/28 ‡	2,635,000	994,713
Series WW 5.25% 7/1/33 ‡	430,000	162,325
Series XX 5.25% 7/1/40 ‡	9,505,000	3,588,137
Series XX 5.75% 7/1/36 ‡	1,630,000	615,325
		10,111,488
Healthcare Revenue Bonds — 15.85%
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project Fourth Tier) Series D-2 144A 7.75% 1/1/54 #	2,100,000	1,114,281
(Great Lakes Senior Living Communities LLC Project Third Tier) Series C 144A 5.50% 1/1/54 #	4,000,000	1,993,360
Bexar County Health Facilities Development Revenue
(Army Retirement Residence Foundation Project) 5.00% 7/15/41	5,395,000	4,799,985
California Educational Facilities Authority Revenue
(Stanford University) Series V-2 5.00% 4/1/51	6,210,000	7,383,504
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Chicago, Illinois Revenue
(Goldblatts Supportive Living Project) 6.125% 12/1/43 ‡	8,560,000	$ 5,541,316
Connecticut State Health & Educational Facilities Authority Revenue
(Church Home of Hartford Incorporated Project)
Series A 144A 5.00% 9/1/46 #	1,000,000	821,610
Series A 144A 5.00% 9/1/53 #	1,600,000	1,266,704
Gainesville & Hall County, Georgia Hospital Authority Revenue
(Northeast Georgia Health System Project) Series A 3.00% 2/15/47	3,775,000	2,855,637
Iowa Finance Authority Revenue
(Childserve Project) Series B 5.00% 6/1/36	2,425,000	2,231,655
Kirkwood, Missouri Industrial Development Authority Revenue
(Aberdeen Heights Project) Series A 5.25% 5/15/50	4,000,000	3,040,040
Lenexa City, Kansas health Care Facility Revenue
(Lakeview Village)
Series A 4.00% 5/15/34	1,000,000	885,270
Series A 5.00% 5/15/39	1,500,000	1,421,190
Michigan Finance Authority Limited Obligation Revenue
Series A 3.00% 12/1/49	7,000,000	5,196,030
Muskingum County, Ohio Hospital Facilities Revenue
(Genesis HealthCare System Obligated Group Project) 5.00% 2/15/48	2,000,000	1,851,380
Nassau County Industrial Development Agency Revenue
(Amsterdam at Harborside Project) Series B 5.00% 1/1/58 •	10,884,206	4,897,784

2    NQ- IV056 [0623] 0823 (3049924)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Hope, Texas Cultural Education Facilities Finance Revenue
(Sanctuary LTC Project) Series A-1 5.50% 1/1/57	3,805,000	$ 2,735,300
Oklahoma Development Finance Authority Revenue
(OU Medicine Project) Series B 5.50% 8/15/57	3,000,000	2,841,210
Orange County, New York Funding Assisted Living Residence Revenue
(The Hamlet at Wallkill Assisted Living Project) 6.50% 1/1/46	4,800,000	3,832,128
Palomar Health Revenue
4.00% 11/1/39	4,375,000	3,988,163
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Project) 5.00% 5/15/53	1,895,000	1,733,394
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project) Series A 5.25% 11/15/39	2,000,000	1,641,740
Tarrant County, Texas Cultural Education Facilities Finance Revenue
(Air Force Villages Obligated Group Project) 5.00% 5/15/45	3,650,000	3,052,677
(Buckner Senior Living - Ventana Project)
Series A 6.75% 11/15/47	1,000,000	1,020,240
Series A 6.75% 11/15/52	2,500,000	2,542,875
Terre Haute Revenue
(Westminster Village Project) 6.00% 8/1/39	4,000,000	3,560,880
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Washington State Housing Finance Commission Revenue
(Rockwood Retirement Communities Project) Series A 144A 7.50% 1/1/49-24 #, §	5,000,000	$ 5,096,700
		77,345,053
Housing Revenue Bond — 0.11%
CSCDA Community Improvement Authority Essential Housing Revenue
(Parallel - Anaheim) Series A 144A 4.00% 8/1/56 #	700,000	538,188
		538,188
Industrial Development Revenue/Pollution ControlRevenue Bonds — 24.20%
Arizona Industrial Development Authority Revenue
(Legacy Cares Project)
Series A 144A 6.00% 7/1/51 #, ‡	5,350,000	2,942,500
Series A 144A 7.75% 7/1/50 #, ‡	1,000,000	550,000
Buckeye, Ohio Tobacco Settlement Financing Authority Revenue
Series B-2 5.00% 6/1/55	12,270,000	11,508,647
California County Tobacco Securitization Agency Revenue
(Capital Appreciation Bonds) Series D 8.238% 6/1/55 ^	6,250,000	434,938
Chicago, Illinois O'Hare International Airport Revenue
(Trips Obligated Group) 5.00% 7/1/48 (AMT)	150,000	150,279
Children's Trust fund, Puerto Rico Revenue
(Asset-Backed) Series A 7.713% 5/15/57 ^	225,000,000	16,161,750
District of Columbia Tobacco Settlement Financing Revenue
(Capital Appreciation- Asset-Backed) Series C 0.15% 6/15/55 ^	60,000,000	5,954,400

NQ- IV056 [0623] 0823 (3049924)    3

Schedule of investments
Delaware Ivy Municipal High Income Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Erie, New York Tobacco Asset Securitization Revenue
(Capital Appreciation- Asset-Backed) Series D 0.675% 6/1/55 ^	4,000,000	$ 282,640
Finance Authority of Maine Solid Waste Disposal Revenue
(Casella Waste System Project) Series R-2 144A 4.375% 8/1/35 (AMT) #, •	1,000,000	994,400
Florida Development Finance Surface Transportation Facilities Revenue
(AMT Brightline Passenger Rail Project - Green Bonds) Series B 144A 7.375% 1/1/49 (AMT) #	7,500,000	7,450,350
George L Smith II Congress Center Authority Revenue
(Convention Center Hotel) Series A 4.00% 1/1/54	4,000,000	3,405,200
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Asset-Backed)
Series E 144A 0.63% 6/1/57 #, ^	7,000,000	489,790
Series F 144A 0.24% 6/1/57 #, ^	163,120,000	9,297,840
Louisiana Public Facilities Authority Revenue
(Louisiana Pellets Project)
Series A 8.375% 7/1/39 (AMT) ‡	13,547,003	135
Series B 10.50% 7/1/39 (AMT) ‡	12,201,587	122
Series LA 144A 7.75% 7/1/39 (AMT) #, ‡	1,976,705	20
Lower Alabama Gas District Revenue
(Gas Project Revenue Bonds) Series A 5.00% 9/1/46	6,000,000	6,244,140
Main Street Natural Gas Revenue
Series A 4.00% 5/15/39	2,500,000	2,277,950
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Nassau County Tobacco Settlement Revenue
(Asset-Backed) Series A-3 5.125% 6/1/46	10,000,000	$ 9,257,000
New York City Industrial Development Agency Revenue
(Yankee Stadium Project) Series A 3.00% 3/1/49	1,000,000	726,130
New York Counties Tobacco Trust Revenue
(Pass Through Program)
Series 4B 144A Series 2B 0.622% 6/1/60 #, ^	322,800,000	13,735,140
Series C 5.00% 6/1/51	1,000,000	933,080
Series F 7.084% 6/1/60 ^	55,000,000	3,518,350
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	9,000,000	10,872,360
Public Finance Authority Education Revenue
(Grand Hyatt San Antonio Hotel Acquisition Project) Series A 5.00% 2/1/62	3,030,000	2,979,005
Sanger Industrial Development Revenue
(Texas Pellets Project) Series B 8.00% 7/1/38 (AMT) ‡	17,870,000	4,467,500
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation Bonds)
Series C 1.746% 6/1/46 ^	3,515,000	639,273
Series D 2.151% 6/1/46 ^	6,540,000	985,774
(San Diego County Tobacco Asset Securitization Corporation) Series B-1 5.00% 6/1/48	810,000	825,309

4    NQ- IV056 [0623] 0823 (3049924)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Vermont Economic Development Authority Solid Waste Disposal Revenue
(Casella Waste System Project) 144A 4.625% 4/1/36 (AMT) #, •	1,000,000	$ 987,990
		118,072,012
Lease Revenue Bonds — 1.82%
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project)
5.625% 11/1/33	1,400,000	1,405,740
5.875% 11/1/43	1,890,000	1,894,007
New York Liberty Development Revenue
(3 World Trade Center Project) Class 3 144A 7.25% 11/15/44 #	2,000,000	2,024,960
St. Louis Municipal Finance Revenue
(Convention Center Capital Improvement Project)
Series A 6.43% 7/15/36 ^	2,250,000	1,320,570
Series A 6.44% 7/15/37 ^	4,000,000	2,215,240
		8,860,517
Local General Obligation Bonds — 3.59%
City of Fairfield, Alabama
6.00% 6/1/37 ‡	8,485,000	6,788,000
MIDA Golf and Equestrian Center Public Infrastructure District
144A 4.50% 6/1/51 #	2,665,000	1,908,060
144A 4.625% 6/1/57 #	2,310,000	1,642,087
Village of Riverdale, Illinois
8.00% 10/1/36	7,140,000	7,154,994
		17,493,141
Pre-Refunded/Escrowed to Maturity Bonds — 5.02%
California School Finance Authority Revenue
(Aspire Public School) 144A 5.00% 8/1/41-25 #, §	125,000	129,909
Central Texas Regional Mobility Authority Revenue
Series A 5.00% 1/1/45-25 §	4,000,000	4,146,960
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Golden State, California Tobacco Securitization Corporate Settlement Revenue
Series A-1 5.00% 6/1/29-27 §	1,250,000	$ 1,359,100
(Asset-Backed Enhanced) Series A 5.00% 6/1/35-25 §	6,265,000	6,516,915
North Texas Tollway Authority Revenue Special Project System Revenue
(Convertible Capital Appreciation Bonds) Series C 11.205% 9/1/43-31 §	5,000,000	6,228,850
Osceola County, Florida Expressway System Senior Lien
(Poinciana Parkway Project) Series A 5.375% 10/1/47-24 §	2,000,000	2,051,360
Savannah Economic Development Authority
(The Marshes of Skidway Island Project) 7.25% 1/1/49-24 §	4,000,000	4,075,520
		24,508,614
Special Tax Revenue Bonds — 18.59%
Alabama Economic Settlement Authority Revenue
(BP Settlement Project) Series A 4.00% 9/15/33	6,000,000	6,017,580
Branson Industrial Development Authority Revenue
(Branson Shoppes Redevelopment Project) Series A 3.90% 11/1/29	470,000	435,488
Broadway-Fairview Transportation Development District Revenue
Series A 5.875% 12/1/31	675,000	423,562
Series A 6.125% 12/1/36	1,050,000	658,875
Commonwealth of Puerto Rico Revenue
Series C 2.94% 11/1/43 •	30,051,228	15,175,870
GDB Debt Recovery Authority of Puerto Rico Revenue
7.50% 8/20/40	24,000,000	19,860,001

NQ- IV056 [0623] 0823 (3049924)    5

Schedule of investments
Delaware Ivy Municipal High Income Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Grandview City, Missouri Industrial Development Authority Tax Increment Revenue
(Grandview Crossing Project) 5.75% 12/1/28 ‡	1,000,000	$ 220,000
Kansas City, Missouri Tax Increment Financing Commission Tax Increment Revenue
(Brywood Centre Project) Series A 8.00% 4/1/33 ‡	3,950,000	1,343,000
Lakeside 370 Levee District - Subdistrict B Revenue
Series 2015-B 0.00% 4/1/55	853,802	768,422
Lees Summit Industrial Development Authority Revenue
(Kensington Farms Improvement Project) 5.75% 3/1/29 ‡	2,185,000	1,267,300
Marquis Community Development Authority of York County Virginia Revenue
Series B 5.625% 9/1/41 ‡	2,779,000	833,700
(Capital Appreciation Bonds) Series C 0.00% 9/1/41 ^	821,000	2,052
(Convertible Capital Appreciation Bonds) 144A 7.50% 9/1/45 #, ‡	859,000	257,700
Matching Fund Special Purpose Securitization Revenue
Series A 5.00% 10/1/39	1,290,000	1,276,145
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 0.751% 7/1/51 ^	28,564,000	6,038,430
Series A-1 2.706% 7/1/46 ^	9,915,000	2,797,715
Series A-1 5.00% 7/1/58	11,100,000	10,848,696
Series A-2 4.784% 7/1/58	8,072,000	7,670,257
Series B-1 4.75% 7/1/53	5,484,000	5,239,304
San Buenaventura Redevelopment Agency Revenue
(Merged San Buenaventura Redevelopment Project)
7.75% 8/1/28	1,000,000	1,003,510
8.00% 8/1/38	1,500,000	1,505,520
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Stone Canyon Community Improvement District Revenue
(Public Infrastructure Improvement Project) 5.75% 4/1/27 ‡	1,250,000	$ 325,000
Village of East Dundee, Illinois Revenue
(Route 25 South Redevelopment Project) 5.625% 12/1/31	1,505,000	1,432,414
Whiting Redevelopment District Revenue
4.00% 1/15/32	2,600,000	2,462,772
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Wyandotte Plaza Redevelopment Project) 5.00% 12/1/34	3,000,000	2,844,750
		90,708,063
State General Obligation Bonds — 2.75%
Commonwealth of Massachusetts
Series C 2.75% 3/1/50	5,000,000	3,578,200
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/41	5,360,400	4,671,481
Series A-1 4.00% 7/1/46	2,071,000	1,757,161
Illinois State
4.00% 6/1/32	3,410,000	3,427,186
		13,434,028
Transportation Revenue Bonds — 9.67%
Austin, Texas Airport System Revenue
5.00% 11/15/24 (AMT)	1,650,000	1,673,727
California Municipal Finance Authority Revenue
(LINXS APM Project)
Series A 4.00% 12/31/47 (AMT)	2,650,000	2,387,544
Series A 5.00% 12/31/43	1,500,000	1,524,420
Central Texas Regional Mobility Authority Revenue
(Capital Appreciation Bonds)
7.81% 1/1/36 ^	2,500,000	1,509,025
7.85% 1/1/40 ^	2,000,000	939,160

6    NQ- IV056 [0623] 0823 (3049924)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Colorado High Performance Transportation Enterprise Revenue
(U.S. 36 & I-25 Managed Lanes) 5.75% 1/1/44 (AMT)	3,250,000	$ 3,249,967
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Expansion Project) Series A 144A 7.25% 7/1/57 (AMT) #, •	2,500,000	2,542,900
Foothill-Eastern, California Transportation Corridor Agency Revenue
Series B-1 3.95% 1/15/53 (AGM)	2,800,000	2,619,176
Series B-2 3.50% 1/15/53	1,600,000	1,360,896
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
(Convertible Capital Appreciation Bonds) Series B 6.50% 10/1/44	1,000,000	1,127,750
New York Metropolitan Transportation Authority Revenue
(Climate Bond Certified - Green Bonds) Series B 4.00% 11/15/50	5,000,000	4,655,000
New York Transportation Development Corporation Special Facilities Revenue
(Delta Air Lines - LaGuardia Airport Terminals C&D Redevelopment Project) 4.00% 1/1/36 (AMT)	1,000,000	977,600
North Carolina Turnpike Authority Triangle Expressway System Revenue
(Capital Appreciation Bonds) Series C 0.001% 7/1/41 ^	4,160,000	1,694,867
(Triangle Expressway System Senior Lien) 4.00% 1/1/55	1,000,000	933,790
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Pennsylvania Turnpike Commission Revenue
(Convertible Capital Appreciation Bonds) Series E 6.375% 12/1/38	13,500,000	$ 14,934,105
Phoenix, Arizona Civic Improvement Corporation Airport Revenue
Series B 3.25% 7/1/49 (AMT)	1,555,000	1,197,459
Virginia Small Business Financing Authority Revenue
(Transform 66-33 Project) 5.00% 12/31/52 (AMT)	3,840,000	3,874,445
		47,201,831
Total Municipal Bonds (cost $574,429,341)		482,311,494
Number of shares
Short-Term Investments — 0.42%
Money Market Mutual Funds — 0.01%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 5.03%)	31,479	31,479
31,479
Principal amount°
Variable Rate Demand Notes — 0.41%¤
Los Angeles Department of Water & Power Revenue
Subordinate Series B-3 2.60% 7/1/34 (SPA - Barclays Bank)	500,000	500,000

NQ- IV056 [0623] 0823 (3049924)    7

Schedule of investments
Delaware Ivy Municipal High Income Fund   (Unaudited)
	Principal amount°	Value (US $)
Variable Rate Demand Notes (continued)
Phoenix, Arizona Industrial Development Authority
Series B 3.65% 11/15/52 (SPA - Northern Trust)	1,500,000	$ 1,500,000
		2,000,000
Total Short-Term Investments (cost $2,031,479)		2,031,479

Total Value of Securities—99.26% (cost $576,460,820)		484,342,973
Receivables and Other Assets Net of Liabilities—0.74%		3,610,559
Net Assets Applicable to 113,682,523 Shares Outstanding—100.00%		$487,953,532
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of Rule 144A securities was $91,194,218, which represents 18.69% of the Fund's net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of June 30, 2023.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
SPA – Stand-by Purchase Agreement
USD – US Dollar

8    NQ- IV056 [0623] 0823 (3049924)